CONCENTRATION (Tables)	12 Months Ended
Dec. 31, 2020
CONCENTRATION
Schedule of Major Customer Concentration

	Year ended December 31,
	2020		2019		2018

Major customers with revenues of more than 10% of the Company’s sales
Company A (3rd Party)	$63,838,441	46%	$29,679,053	21%	$—	—
Company B (3rd Party)	—	—	14,782,479	11%	—	—
Company C (3rd Party)	—	—	—	—	18,566,897	14%
Company D (3rd Party)	—	—	14,189,482	10%	19,131,793	14%
Company E (3rd Party)	—	—	—	—	19,845,886	15%
Company F (3rd Party)	—	—	—	—	13,832,333	10%
Total Revenues	$63,838,441	46%	$58,651,014	42%	$71,376,909	53%

Schedule of Supplier Concentration

	Year ended December 31,
	2020		2019		2018

Major suppliers with purchases of more than 10% of the Company’s purchases
Company X (3rd Party)	$101,969,467	74%	$81,605,384	72%	93,832,471	75%
Company Y (3rd Party)	31,865,431	23%	29,273,310	26%	30,583,589	24%
Total Purchase	$133,834,898	97%	$110,878,694	98%	$124,416,060	99%